Document And Entity Information	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Entity Registrant Name	Jefferies Credit Partners BDC Inc.
Entity Central Index Key	0001959604
Entity Emerging Growth Company	true
Entity File Number	814-01684
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	92-1852483
Entity Address, Address Line One	520 Madison Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	284-3474
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE